Equity Incentive Plan (Tables) - BFLY Operations Inc	12 Months Ended
Dec. 31, 2020
Summary of the stock option activity

A summary of the stock option activity under the Plan is presented in the table below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Options	Price	Term	Value
Outstanding at January 1, 2019	13,673,551	2.10	7.74	30,252
Granted	1,785,056	4.31
Exercised	(171,730)	1.89
Forfeited	(594,544)	2.68
Outstanding at December 31, 2019	14,692,333	2.35	6.94	47,820
Granted	13,957,917	5.77
Exercised	(629,241)	3.19
Forfeited	(2,297,410)	2.60
Outstanding at December 31, 2020	25,723,599	4.18	7.06	143,338
Options exercisable at December 31, 2019	9,788,082	1.90	6.39	36,207
Options exercisable at December 31, 2020	11,126,920	2.38	6.01	82,033
Vested and expected to vest at December 31, 2019	13,559,748	2.27	6.85	45,138
Vested and expected to vest at December 31, 2020	22,320,862	3.97	6.94	129,047

Schedule of assumptions used to value option grants to employees and non-employees

The assumptions used to value option grants to employees were as follows:

	2020	2019
Risk free interest rate	0.4% – 1.7%	2.3% – 2.5%
Expected dividend yield	0%	0%
Expected term	5.9 years – 6.3 years	6 years – 6.1 years
Expected volatility	50%	50%

The assumptions used to value option grants to non-employees were as follows:

	2020	2019
Risk free interest rate	0.4% – 1.7%	1.5% – 2.7%
Expected dividend yield	0%	0%
Expected term	1.1 years – 6.1 years	8.1 years to 10 years
Expected volatility	50%	50%

Schedule of stock-based compensation expense

The Company’s stock-based compensation expense for the periods presented was as follows (in thousands):

	2020	2019
Cost of revenue – Subscription	$697	$15
Research and development	3,869	3,693
Sales and marketing	2,591	1,041
General and administrative	3,847	1,289
Total stock-based compensation expense	$11,004	$6,038